Consolidated Balance Sheets - ILS (₪)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and Cash Equivalents	₪ 54,731	₪ 135,832
Short term Investments	3,902	3,030
Trade and Other Account Receivables	55,762	44,460
Loans Granted	474,950	551,463
Total Current Assets	589,345	734,785
Intangible Assets and Fixed Assets	62,500	1,419
Investment and advances in account of Investment	80,000	205,000
Long Term Loans Granted		47,752
Total non-current assets	142,500	254,171
Total Assets	731,845	988,956
Current Liabilities
Short term loans from Banking Institutions		16,622
Trade payables	18,104	14,505
Other accounts payables	987,627	532,437
Total Current Liabilities	3,351,779	2,850,674
Shareholders’ Deficit
Convertible preferred stock, NIS 0.01 par value 10,000,000 shares authorized, issued and outstanding as of December 31, 2024 and 2023.	100,000	100,000
Common stock, NIS 0.01 par value 990,000,000 share authorized; 2,282,124 issued and outstanding shares as of December 31, 2024 and 2023.	22,821	22,821
Additional paid-in capital	1,049,703	1,049,703
Accumulated Deficit	(3,792,458)	(3,034,242)
Total Shareholders’ Deficit	(2,619,934)	(1,861,718)
Total Liabilities and Shareholders’ Deficit	731,845	988,956
Related Party
Current Liabilities
Loans from related parties (see Note 15)	₪ 2,346,048	₪ 2,287,110